STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Schedule of performance shares awarded and estimated fair value of the awards at grant date

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2011	191,100	$5,400
2010	—	—
2009	—	—
2008	75,900	2,900

Schedule of the SARs activity as well as weighted-average base price

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2008	$33.33	1,559,573
SARs granted	3.57	915,829
SARs exercised / forfeited	40.16	(6,200)

Balance at December 31, 2009	22.28	2,469,202

SARs granted	18.34	344,400
SARs exercised / forfeited	20.98	(488,765)

Balance at December 31, 2010	21.97	2,324,837

SARs exercised / forfeited / expired	8.31	(50,608)

Balance at December 31, 2011	$22.27	2,274,229

Schedule of equity compensation plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2011 (a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2011 (b)		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of December 31, 2011 (c)
Equity compensation plans approved by shareowners	2,869,496	(1)	$22.27	(3)	2,598,799	(4)
Equity compensation plans not approved by shareowners	343,548	(2)	Not applicable		Not applicable	(5)

Total(2)	3,213,044	(1)(2)	$22.27	(3)	2,598,799	(4)(6)

(1)
Includes the following number of shares of common stock with respect to outstanding awards under the LTIP, determined as provided in the LTIP: (a) 1,478,249 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 312,536 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2011); and (c) 760,435 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); and (d) 318,276 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under our Deferred Compensation Plan for Officers.

(2)
Includes the following number of shares of common stock, determined as provided in the plans decribed below: (a) 238,811 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Directors Who Are Not Employees of the Company; (b) 104,737 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Officers; and (c) there were no shares issuable with respect to stock equivalents pursuant to our Regional Sales Manager Deferred Bonus Plan.

(3)
Based on exercise prices of outstanding SARs.

(4)
Represents (a) 2,526,346 shares of common stock available for future issuance under the LTIP; and (b) 72,453 shares of common stock available for future issuance under the Stock Plan for Non-Employee Directors.

(5)
The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

(6)
Plus any shares that become issuable under the plans listed in Note (2).

Schedule of outstanding SARs by base prices

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$32.00	360,000	1	360,000
26.49	50,000	2	50,000
41.05	111,700	4	111,700
48.60	38,400	5	38,400
45.70	35,070	5	35,070
43.46	186,975	6	186,975
48.05	3,000	6	3,000
41.12	2,500	6	2,500
38.59	313,000	7	235,600
3.50	830,832	8	534,710
9.54	5,000	8	3,333
17.48	8,000	9	2,666
18.36	328,752	9	108,354
20.40	1,000	9	333